10-Q Fair value measurements - Schedule of Assets Measured at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration risks, percentage [Abstract]
Percentage in fixed-income and other investments	47.00%	63.00%
Percentage investment in cash and cash equivalents	20.00%	2.00%
Percentage investment in common stock of large-cap companies	15.00%	15.00%
Percentage investment in common stock of mid-cap companies	8.00%	8.00%
Percentage investment in common stock of small-cap companies	6.00%	6.00%
Percentage investment in target date investments	4.00%	6.00%
Fair value, measurements, recurring
Fair value measurements [Line Items]
Assets, fair value disclosure	$ 26,670	$ 22,531	$ 24,673
Significant Other Observable Inputs (Level 2) | Fair value, measurements, recurring
Fair value measurements [Line Items]
Assets, fair value disclosure	26,670	22,531	24,673
Money market funds | Fair value, measurements, recurring
Fair value measurements [Line Items]
Assets, fair value disclosure	7,529	2,448	3,044
Money market funds | Significant Other Observable Inputs (Level 2) | Fair value, measurements, recurring
Fair value measurements [Line Items]
Assets, fair value disclosure	7,529	$ 2,448	$ 3,044
Insurance contracts
Concentration risks, percentage [Abstract]
Percentage in fixed-income and other investments		63.00%	61.00%
Percentage investment in cash and cash equivalents		2.00%	200.00%
Percentage investment in common stock of large-cap companies		15.00%	17.00%
Percentage investment in common stock of mid-cap companies		8.00%	8.00%
Percentage investment in common stock of small-cap companies		6.00%	7.00%
Percentage investment in target date investments		6.00%	5.00%
Insurance contracts | Fair value, measurements, recurring
Fair value measurements [Line Items]
Assets, fair value disclosure	19,141	$ 20,083	$ 21,629
Insurance contracts | Significant Other Observable Inputs (Level 2) | Fair value, measurements, recurring
Fair value measurements [Line Items]
Assets, fair value disclosure	$ 19,141	$ 20,083	$ 21,629